WARRANTS (Tables)	12 Months Ended
Dec. 31, 2018
Warrants [Abstract]
Schedule of warrants
		Weighted
	Number of	Average
	Warrants	Exercise Price
		$
Balance at December 31, 2016	8,489,451	0.57
Issued in February 2017	5,117,500	2.00
Issued in April 2017	7,572,750	2.60
Issued upon exercise of compensation units	153,525	2.00
Issued upon exercise of compensation units	219,526	2.60
Exercised	(11,845,075)	2.36
Balance at December 31, 2017	9,707,677	0.80

Issued in January 2018	3,000,000	6.00
Issued in February 2018	3,000,000	7.00
Issued in May 2018	4,000,000	5.20
Exercised	(8,239,863)	2.65
Expired	(3,056,050)	6.91
Balance at December 31, 2018	8,411,764	2.92

Expire:
November 2021	4,411,764	0.85
November 2019	4,000,000	5.20
Balance at December 31, 2018	8,411,764	2.92